Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Mar. 31, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Horizon Active Asset Allocation Fund | Advisor Class
Prospectus:
Trading Symbol	HASAX
Horizon Active Asset Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	HASIX
Horizon Active Asset Allocation Fund | Investor Class
Prospectus:
Trading Symbol	AAANX
Horizon Active Risk Assist® Fund | Advisor Class
Prospectus:
Trading Symbol	ARAAX
Horizon Active Risk Assist® Fund | Institutional Class
Prospectus:
Trading Symbol	ACRIX
Horizon Active Risk Assist® Fund | Investor Class
Prospectus:
Trading Symbol	ARANX
Horizon Active Income Fund | Advisor Class
Prospectus:
Trading Symbol	AIHAX
Horizon Active Income Fund | Institutional Class
Prospectus:
Trading Symbol	AIRIX
Horizon Active Income Fund | Investor Class
Prospectus:
Trading Symbol	AIMNX
Horizon Active Dividend Fund | Investor Class
Prospectus:
Trading Symbol	HNDDX
Horizon Active Dividend Fund | Institutional Class
Prospectus:
Trading Symbol	HIDDX
Horizon Active Dividend Fund | Advisor Class
Prospectus:
Trading Symbol	HADUX
Horizon Defined Risk Fund | Investor Class
Prospectus:
Trading Symbol	HNDRX
Horizon Defined Risk Fund | Institutional Class
Prospectus:
Trading Symbol	HIDRX
Horizon Defined Risk Fund | Advisor Class
Prospectus:
Trading Symbol	HADRX